SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (206,137)	$ (171,766)
Intangible assets, net	523,846	299,797
Land Used Right [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	602,703	335,263
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, gross	$ 127,280	$ 136,300